Tax Expense (Details) - Schedule of Tax Expenses	12 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2022 MYR (RM)
Income tax
Current year provision	RM 257,571		RM 131,368	RM 6,079,034
(Over)/Underprovision in prior year	33,408		(6,010,761)	633
Income tax	290,979		(5,879,393)	6,079,667
Deferred tax (Note 13)
Relating to origination and reversal of temporary differences	(7,569,432)		258,230	8,667,781
(Over)/Underprovision in prior year	(3,542,190)		(23,058)	161,926
Deferred tax	(11,111,622)		235,172	8,829,707
Income tax deferred tax	RM (10,820,643)	$ (2,291,538)	RM (5,644,221)	RM 14,909,374